Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Business Cooperation Agreement	1,554,046	1,554,046
Brand names	321,000	321,000
Non-compete commitment	79,141	79,141
Technology/platform	31,600	31,600
Total	1,985,787	1,985,787
Less: accumulated amortization	(1,234,212)	(1,508,231)
Less: accumulated impairment loss	(206,925)	(206,925)
Intangible assets, net	544,650	270,631